DIVIDENDS PAID AND PROPOSED	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED
The following table provides an overview of dividends declared by VEON during the six-month period ended June 30, 2020 and 2019:

	Dividends declared	Dividends paid	Dividends, US$ cents per share	Total dividends

Final dividend for 2019	February 2020	March 2020	15	262

Final dividend for 2018	February 2019	March 2019	17	297

The Company makes appropriate tax withholdings of up to 15% when dividends are paid to the Company’s share depositary, The Bank of New York Mellon.
For ordinary shareholders at Euronext Amsterdam, dividends are paid in euro.